EMPLOYEE BENEFITS - Long term incentive scheme (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) shares R / shares	Jun. 30, 2021 ZAR (R) shares R / shares	Jun. 30, 2020 ZAR (R) shares
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance	R 0.0	R 227.6
Share-based payment (benefit)/expense - CLTI scheme	0.0	(44.3)	R 218.1
Vested and paid	0.0	(183.3)
Liability for CLTI scheme at the end of the year	R 0.0	R 0.0	R 227.6
Phantom shares [Member]
Reconciliation of outstanding phantom shares abstract
Opening balance | shares	0	9,845,638
Vested and paid | shares	0	(9,845,638)
Closing balance | shares	0	0	9,845,638
Vested and paid | R / shares	R 0	R 18.62